Summary of Significant Accounting Policies - Cumulative Effect of Adoption of Topic 606 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018
Balance sheet:
Accounts receivable, net	$ 4,096		$ 4,520	$ 5,215		$ 5,351
Inventories	8,056		5,744	3,248		3,202
Accrued liabilities	7,658		7,586	3,109	$ 721	3,113
Accumulated deficit	(163,269)		(139,111)	(101,556)		(101,469)
Statement of operations and comprehensive loss:
Revenue	12,766	$ 5,706	34,557	14,258
Cost of goods sold	$ 3,339	$ 1,934	10,874	5,129
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Balance sheet:
Accounts receivable, net			26			136
Inventories			(22)			(46)
Accrued liabilities			0			4
Accumulated deficit			(4)			$ 87
Statement of operations and comprehensive loss:
Revenue			(26)
Cost of goods sold			22
Calculated under Revenue Guidance in Effect before Topic 606
Balance sheet:
Accounts receivable, net			4,494	5,215
Inventories			5,766	3,248
Accrued liabilities			7,586	3,109
Accumulated deficit			(139,107)	$ (101,556)
Statement of operations and comprehensive loss:
Revenue			34,583
Cost of goods sold			$ 10,852